Convertible Promissory Note	12 Months Ended
Dec. 31, 2017
Convertible Promissory Note/Short-Term Bank Loans, Net/Secured Loan Payable[Abstract]
CONVERTIBLE PROMISSORY NOTE

7. CONVERTIBLE PROMISSORY NOTE

On September 13, 2015, the Company issued a non-interest bearing convertible promissory note in the amount of up to $500,000 (the “Note”) to the DeTiger Holding Limited (“DHL”) which is convertible at $10 per unit at holder’s option. On July 6, 2016, the $100,000 note has been converted at $10.00 into 10,000 units, which consists of 10,000 shares, 10,000 rights and 10,000 warrants. 10,000 right entitles to receive 1/10 of the ordinary shares. Hence, a total of 11,000 shares was issued upon conversion. As of December 31, 2016, the balance for the convertible promissory note with DHL is $400,000, which was due on January 6, 2017. The beneficial conversion feature of $51,700 was charged into expense immediately upon closing of the business combination. On January 6, 2017, the Company paid off the convertible promissory note of $400,000 to DHL.

On July 6, 2016, the Company issued a $250,000 convertible promissory note to its underwriter. The note is due on July 6, 2017, with no interest and convertible at $10 per unit at holder’s option. On July 11, 2017, the Company paid off this convertible promissory note of $250,000 to Early Bird Capital. There was no beneficial conversion feature recognized at issuance date since effective conversion price is higher than the stock price as of the issuance date.

As of December 31, 2017, the convertible promissory note balance is nil.